Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

19. Related Party Transactions

During the years ended December 31, 2023, 2024 and 2025, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
Equity investees	Significant influence

(a) Transactions with related parties

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	22,052	18,453	53,401
Smart devices provided to NetEase Group	3,016	283	2,115
Online marketing services provided to NetEase Group	42,776	163,850	865,401
Other services provide to NetEase Group	7,084	7,084	6,444
Fixed assets provide to NetEase Group	737	638	5,167
Services and products purchased from NetEase Group and other related parties
Services purchased from NetEase Group	162,522	121,139	90,272
Services purchased from other related parties	17,785	10,023	—
Fixed assets purchased from NetEase Group	1,037	154	186
Loan related transactions
Interest expenses on loans from NetEase Group	69,472	73,090	62,972
Drawdown of long-term loans from NetEase Group	99,289	487,971	25,150
Repayment of long-term loans from NetEase Group	—	214,038	—
Equity related transactions
Share-based compensation under NetEase Plan	416	418	1,515

Learning services provided to NetEase Group mainly refer to the translation services provided to the entities within NetEase Group.

Smart devices provided to NetEase Group mainly refer to the arrangements where entities within NetEase Group acts as the distributors to sell smart devices, the revenues of which are recognized upon the delivery to the customer.

Online marketing services provided to NetEase Group mainly refer to the advertising arrangements provided to the entities within NetEase Group to promote their own services and products.

Other services provided to NetEase Group mainly refer to the server leasing services to the entities within NetEase Group.

Service purchased from NetEase Group mainly consists of office leasing, purchase of server custody service and advertising service.

Services purchased from other related parties mainly refer to the technical support services provided by equity investees.

19. Related Party Transactions (Continued)

(b) Balances with related parties

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from NetEase Group	79,700	321,359
Amounts due to NetEase Group	21,997	22,818
Short-term loan from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	913,000	926,588

Short-term loan from NetEase Group as of December 31, 2024 and 2025 were denominated in RMB. The loan was repayable within one year. In December 2025, the maturity date of this loan was extended by one year to December 31, 2026. The effective interest rate for the outstanding loans for the years ended December 31, 2024 and 2025 were 2.8% and 2.4% per annum. The interest expense was RMB31,959, RMB28,382 and RMB23,130 for the years ended December 31, 2023, 2024 and 2025, respectively.

In April 2021, the Group entered into a three-year US$300.0 million revolving loan facility agreement with NetEase, which was intended for general working capital. The facility was priced at 110 basis points over London Interbank Offered Rate (“LIBOR”). In September 2023, the Group renewed the three-year US$300.0 million revolving loan facility agreement, under which the maturity date was extended from March 31, 2024 to March 31, 2027. As of the date of this report, the Group and the NetEase Group have both approved an extension of the maturity date of the loan facility, including the loans already drawn under it, to March 31, 2030. The facility denominated in US$ and RMB was priced at 110 basis points over Term SOFR, and from 2.4% to 2.8% per annum, respectively. As of December 31, 2025, the Group had drawn down approximately US$132.1 million (equivalent approximately RMB926.6 million) under the facility. The interest expense was RMB37,513, RMB44,708 and RMB39,842 for the years ended December 31, 2023, 2024 and 2025, respectively.